VIRTUS Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Communication Services—9.3%
Netflix, Inc.(1)	15,000	$ 3,531
Trade Desk, Inc. (The) Class A(1)	545,000	32,564
		36,095

Consumer Discretionary—33.8%
Airbnb, Inc. Class A(1)	145,000	15,231
Amazon.com, Inc.(1)	216,400	24,453
Global-e Online Ltd.(1)	295,000	7,894
MercadoLibre, Inc.(1)	31,000	25,661
On Holding AG Class A(1)	243,100	3,902
Tesla, Inc.(1)	174,375	46,253
Wingstop, Inc.	34,540	4,332
Xometry, Inc. Class A(1)	53,800	3,055
		130,781

Consumer Staples—0.3%
Celsius Holdings, Inc.(1)	12,200	1,106
Financials—2.9%
Coinbase Global, Inc. Class A(1)	15,000	967
Silvergate Capital Corp. Class A(1)	137,900	10,391
		11,358

Health Care—7.7%
Exact Sciences Corp.(1)	280,000	9,097
Repligen Corp.(1)	20,650	3,864
Seagen, Inc.(1)	59,300	8,114
Veeva Systems, Inc. Class A(1)	52,050	8,582
		29,657

Industrials—6.5%
Axon Enterprise, Inc.(1)	90,250	10,447
Uber Technologies, Inc.(1)	550,000	14,575
		25,022

Information Technology—37.6%
Bill.com Holdings, Inc.(1)	112,575	14,902
Block, Inc. Class A(1)	95,000	5,224
Cloudflare, Inc. Class A(1)	18,000	996
	Shares	Value

Information Technology—continued
Crowdstrike Holdings, Inc. Class A(1)	58,000	$ 9,559
DoubleVerify Holdings, Inc.(1)	346,650	9,481
Enphase Energy, Inc.(1)	55,000	15,261
First Solar, Inc.(1)	24,200	3,201
MongoDB, Inc. Class A(1)	8,000	1,588
NVIDIA Corp.	113,500	13,778
Palo Alto Networks, Inc.(1)	17,400	2,850
Paylocity Holding Corp.(1)	37,550	9,071
ServiceNow, Inc.(1)	25,000	9,440
Shopify, Inc. Class A(1)	562,500	15,154
Snowflake, Inc. Class A(1)	90,000	15,296
Sprout Social, Inc. Class A(1)	265,000	16,080
Unity Software, Inc.(1)	120,000	3,823
		145,704

Real Estate—1.8%
Zillow Group, Inc. Class C(1)	250,000	7,153
Total Common Stocks (Identified Cost $368,423)		386,876

Total Long-Term Investments—99.9% (Identified Cost $368,423)		386,876

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(2)	1,866,181	1,866
Total Short-Term Investment (Identified Cost $1,866)		1,866

TOTAL INVESTMENTS—100.4% (Identified Cost $370,289)		$388,742
Other assets and liabilities, net—(0.4)%		(1,379)
NET ASSETS—100.0%		$387,363
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
Argentina	7
Canada	4
Israel	2
Switzerland	1
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$386,876	$386,876
Money Market Mutual Fund	1,866	1,866
Total Investments	$388,742	$388,742
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Innovative Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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